Structure of Obsidian Energy	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Structure of Obsidian Energy

1. Structure of Obsidian Energy

Obsidian Energy Ltd. (“Obsidian Energy”, the “Company”, “we”, “us” or “our”) is an exploration and production company and is governed by the laws of the Province of Alberta, Canada. The Company's registered office is located at Suite 200, 207 - 9th Avenue S.W. Calgary, Alberta, Canada T2P 1K3. The Company operates in one segment, to explore for, develop and hold interests in oil and natural gas properties and related production infrastructure in the Western Canada Sedimentary Basin directly and through investments in securities of subsidiaries holding such interests. Obsidian Energy’s portfolio of assets is managed at an enterprise level, rather than by separate operating segments or business units. The Company assesses our financial performance at the enterprise level and resource allocation decisions are made on a project basis across our portfolio of assets, without regard to the geographic location of projects. Obsidian Energy owns the petroleum and natural gas assets or 100 percent of the equity, directly or indirectly, of the entities that carry on the remainder of the oil and natural gas business of Obsidian Energy.